SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Long Term Loan
Balance, opening	$ 40,769	$ 85,107
Repayments	(30,184)	(47,818)
Addition	81,056
Interest expense, accrued	1,774	4,848
Translation difference	(1,676)	(1,368)
Balance, ending	91,739	40,769
Long term loan – current portion	46,316	40,769
Long term loan	$ 45,423